Share-Based Payments (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock price	$ 0.73		$ 0.73
Warrants term	3 years
Number of option exercised				2,657,698
Stock based compensation expense			$ 265,589
Warrants description			Company issued seven (7) warrants for the purchase of 1,362,922 shares of the Company’s common stock. The warrants were issued with various loan agreements as described above in Note 4. Two warrants for a total of 136,292 shares of common stock were issued with exercise prices of $0.73 per share and five warrants for a total of 1,226,630 shares of common stock were issued with an exercise price of $0.92 per share. The Company estimated the fair value of the warrants totaling $161,626 based on its estimate of the fair value of the Company’s common stock at the issuance date, an average risk-free interest rate of 1.69%, the estimated life of half of the term of the warrant, a zero dividend yield and, a volatility rate of 50%, which was recorded as a discount to the notes and amortized over the notes’ lives under the effective interest rate method. The fair value of the warrants were expensed over the life of the loans which was 12 months. These warrants have expired
Stock Plan
Stock price	$ 0.16
Reserved shares for issuance under the Plan	4,088,765		4,088,765
Grant term	10 years		10 years
Number of option exercised	2,657,698		2,657,698
Proceeds from Stock Options Exercised	$ 312,000		$ 312,000
Options issued and outstanding	1,124,410		1,124,410
Number of options available for grant	306,657		306,657
Stock based compensation expense			$ 265,589	$ 0
Unrecognized compensation cost	$ 0
GMA
Warrant retired	1,362,922
Warrant pre-merger issued	2,725,844
Stock price	$ 0.18
Warrants term	3 years
Employees And Consultants
Option granted	1,124,410		1,124,410